Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2012
Reconciliation Between Net Income (Loss) Per Share - Basic And Diluted

The following is a reconciliation of net income (loss) to net income (loss) per share – basic and diluted – for the years ended June 30, 2012, July 2, 2011 and July 3, 2010:

(in millions except earnings per share)	2012	2011 (Restated)	2010 (Restated)
Income (loss) from continuing operations attributable to Hillshire Brands	$ (22)	$ 56	$ 127
Net income from discontinued operations attributable to Hillshire Brands	867	1,207	391
Net income attributable to Hillshire Brands	$ 845	$1,263	$ 518
Average shares outstanding – basic	119	124	138
Dilutive effect of stock compensation	–	1	–
Diluted shares outstanding	119	125	138
Income (loss) per common share – Basic
Income (loss) from continuing operations	$(0.18)	$ 0.45	$0.92
Income from discontinued operations	7.31	9.71	2.85
Net income	$ 7.13	$10.16	$3.77
Income (loss) per common share – Diluted
Income (loss) from continuing operations	$(0.18)	$ 0.45	$0.92
Income from discontinued operations	7.31	9.66	2.83
Net income	$ 7.13	$10.11	$3.75